Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Aircraft Impairment Charges on Flight Equipment Held for Use
Impairment Charges and Fair Value Adjustments	$ 19,706	$ 11,171	$ 102,662	$ 1,567,180	$ 1,110,427
Aircraft impaired or adjusted during the period	2	2	10	100	82